Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	7 Months Ended		0 Months Ended				7 Months Ended				0 Months Ended			12 Months Ended		12 Months Ended		0 Months Ended
	Sep. 19, 2013	Dec. 31, 2013	Jun. 13, 2013 IPO	Dec. 23, 2013 Common Class A	Jun. 13, 2013 Common Class A	Dec. 31, 2013 Common Class A	Dec. 31, 2012 Common Class A	Dec. 31, 2013 Common Class A IPO	Jun. 10, 2013 Common Class A IPO	Dec. 31, 2013 Common Class B	Dec. 31, 2012 Common Class B	Jun. 05, 2013 Common Class B RCAP Holdings, LLC	Dec. 31, 2013 Common Class B Majority Shareholder	Dec. 31, 2013 Common Class B Majority Shareholder Parent Company	Dec. 31, 2013 Restricted Stock Units (RSUs) FA RSU Plan RCAP Holdings, LLC	Sep. 25, 2013 Restricted Stock Units (RSUs) FA RSU Plan RCAP Holdings, LLC	Dec. 31, 2013 Internal Commissions, Payroll and Benefits FA RSU Plan	Dec. 31, 2013 First Allied Common Class A	Jun. 17, 2014 Subsequent Event Common Class A	Jun. 10, 2014 Subsequent Event Common Class A	Mar. 20, 2014 Subsequent Event Common Class A	Jun. 30, 2014 Subsequent Event First Allied Common Class A RCAP Holdings, LLC
Class of Stock [Line Items]
Issuance of common stock, shares								2,500,000							439,356			11,264,929		19,000,000
Percentage of economic rights held by public						100.00%
Annual dividend rate (per share)					$ 0.72
Annual dividend percent					3.60%
Share price per share issued			$ 20						$ 20.00
Cash dividend declared per common share	$ 0.18	$ 0.54		$ 0.18	$ 0.18														$ 0.18		$ 0.18
Business acquisition, equity interest issued, number of shares																						11,264,929
Shares held by a related party														24,000,000
Number of votes per share														4
Unclassified shares received												100
Economic rights held by affiliated entity													0.00%
Number of shares authorized						250,000
Number of shares authorized, threshold in shares						250,000
Number of shares authorized, threshold as percentage of shares issued and outstanding						10.00%
Common stock, par value (in dollars per share)						$ 0.001	$ 0			$ 0.001	$ 0					$ 20
Equity-based outperformance plan																	$ 0.8